Operating Leases - Schedule of Operating Leases (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Operating Leases [Abstract]
Right-of-use assets under operating leases	$ 160,754	$ 271,931
Lease liabilities, current	65,250	98,957
Lease liabilities, non-current	103,607	204,018
Total lease liabilities	$ 168,857	$ 302,975